<SEQUENCE>1
<FILENAME>13FQ2-2008.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  July 15, 2008

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 100
Form 13-F Information Table Value Toatl: $475,288 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Adobe Sys. Inc. Com. COM 00724F101   484    12300 SH SOLE  12300
Advisory Board       COM 00762W107   454    11545 SH SOLE  11545
Altria Group Inc     COM 02209S103   705    34300 SH SOLE  34300
America Movil SA     COM 02364W105  4084    77430 SH SOLE  73430  4000
American Public EducaCOM 02913V103   624    15980 SH SOLE  15980
American Tel & Tel CoCOM 001957109   303     9000 SH SOLE   9000
Apache Corp          COM 037411105  4467    32135 SH SOLE  29455  2680
Apple Computer Inc.  COM 037833100 16967   101330 SH SOLE  96880  4450
Applied Materials    COM 038222105   725    38000 SH SOLE  38000
Aspen Insurance HoldiCOM G05384105  1557    65800 SH SOLE  65800
Atlas America Inc.   COM 049167109   754    16740 SH SOLE  16740
Atlas Energy ResourceCOM 049303100  5746   150620 SH SOLE 139820 10800
BlackBoard Inc.      COM 919355024   560    14650 SH SOLE  14650
Brigham Exploration  COM 109178103  2233   141055 SH SOLE 141055
CVS Corp             COM 126650100  1646    41601 SH SOLE  41601
Capstead Mortgage    COM 14067E506   108    10000 SH SOLE  10000
Carrizo oil & Gas    COM 144577103  1377    20225 SH SOLE  20225
Cbeyond, Inc.        COM 149847105   776    48420 SH SOLE  48420
Chesapeake Energy CorCOM 165167107 14610   221500 SH SOLE 209600 11900
Cognizant Technology COM 192446102   540    16600 SH SOLE  16600
Comcast Cl A         COM 200300101   433    22800 SH SOLE  22800
Companhia Vale Do RioCOM 204412209  2887    80600 SH SOLE  76500  4100
Continental ResourcesCOM 212015101 15795   227855 SH SOLE 217055 10800
Coventry Health Care COM 222862104   344    11300 SH SOLE  11300
Devon Energy Corp    COM 25179M103 24671   205320 SH SOLE 195120 10200
Dun & Bradstreet Inc.COM 26483E100  7350    83870 SH SOLE  80570  3300
Ensco Intl Inc.      COM 26874Q100  3092    38300 SH SOLE  38300
Everest Re Group Inc COM G3223R108   988    12400 SH SOLE  12400
Evergreen Energy Inc COM 30024B104   648   368100 SH SOLE 360400  7700
Evergreen Solar Inc. COM 30033R108   716    73915 SH SOLE  73915
Exelon Corp          COM 30161N101  1142    12700 SH SOLE  12500   200
Express Scripts Inc  COM 302182100  1298    20700 SH SOLE  20000   700
Exxon Mobil CorporatiCOM 30231G102  2058    23348 SH SOLE  21284  2064
Factset Inc.         COM 303075105   934    16580 SH SOLE  16580
FiberTower CorporatioCOM 31567R100    94    67000 SH SOLE  67000
Flextronics InternatiCOM Y2573F102  1955   208000 SH SOLE 208000
Focus Media          COM 34415V108  1081    39000 SH SOLE  39000
Forest Oil           COM 346091705 18625   249998 SH SOLE 238398 11600
Foundation Coal      COM 35039W100  1848    20865 SH SOLE  20865
Freeport-McMoRan CoppCOM 35671D857  1184    10100 SH SOLE  10100
Gafisa S.A.          COM 362607301   251     7300 SH SOLE   7300
General Electric     COM 369604103  1193    44688 SH SOLE  40796  3892
Goodyear Tire        COM 382550101   902    50600 SH SOLE  50600
Google Inc           COM 38259P508 13893    26391 SH SOLE  24841  1550
Halliburton Co.      COM 406216101   445     8385 SH SOLE   8385
Helmerich & Payne IncCOM 423452101  6685    92825 SH SOLE  89325  3500
Heritage-Crystal CleaCOM 42726m106   198    15000 SH SOLE  15000
I-Flow Corp          COM 449520303  5466   538510 SH SOLE 508110 30400
ICAD Inc             COM 44934S107   619   209701 SH SOLE 209701
ICON plc             COM 45103T107  1408    18640 SH SOLE  18640
InfuSystems Holdings COM 45685k102   644   213320 SH SOLE 186320 27000
Intel Corp.          COM 458140100  1819    84700 SH SOLE  83200  1500
Intl. Business Mach. COM 459200101 13782   116273 SH SOLE 111223  5050
Johnson & Johnson    COM 478160104   570     8854 SH SOLE   8854
Kimberly Clark Corp  COM 494368103   807    13496 SH SOLE  13496
Kroger Co.           COM 501044101  1057    36600 SH SOLE  36600
Lakes Entertainment ICOM 51206P109    66    10000 SH SOLE  10000
Loral Space & CommuniCOM 543881106   240    13594 SH SOLE  13594
Microsemi CorporationCOM 595137100  1303    51745 SH SOLE  51745
Microsoft Corp       COM 594918104 19054   692605 SH SOLE 650318 42287
Millicom InternationaCOM L6388F110 92084   889704 SH SOLE 859884 29820
Mobile Telesystems ADCOM 607409109 10489   136916 SH SOLE 128216  8700
Moodys Corp          COM 615369105  6576   190930 SH SOLE 181630  9300
NII Holdings Inc     COM 62913F201  4346    91520 SH SOLE  87420  4100
National Oilwell VarcCOM 637071101   754     8500 SH SOLE   8500
NetLogic MicrosystemsCOM 64118b100   682    20540 SH SOLE  20540
Newmont Mining       COM 651639106   960    18400 SH SOLE  18400
Nice Systems Ltd.    COM 653656108  1017    34390 SH SOLE  34390
Noble Energy Inc     COM 655044105 15657   155702 SH SOLE 148150  7552
Occidental Petroleum COM 674599105  2498    27800 SH SOLE  27800
PSS World Medical IncCOM 69366A100   504    30935 SH SOLE  30935
Parallel Petroleum   COM 699157103   721    35825 SH SOLE  35825
Petrohawk Energy CorpCOM 716495106  4256    91900 SH SOLE  84100  7800
Philip Morris InternaCOM 718172109  1694    34300 SH SOLE  34300
Potash Corp          COM 73755L107 13270    58055 SH SOLE  54455  3600
Precision Castparts CCOM 740189105  1879    19500 SH SOLE  19500
Proctor & Gamble Co. COM 742718109   592     9728 SH SOLE   7584  2144
Psychiatric SolutionsCOM 74439H108  2256    59620 SH SOLE  57120  2500
Range Resources Corp COM 75281a109 17323   264305 SH SOLE 248805 15500
Research in Motion   COM 760975102   643     5500 SH SOLE   5500
Rex Energy CorporatioCOM 761565100  1040    39400 SH SOLE  39400
Rio Tinto PLC        COM 767204100  7311    14770 SH SOLE  12810  1960
Royal Caribbean CruisCOM V7780T103   910    40500 SH SOLE  40500
Safestitch Medical InCOM 78645y102    96    36780 SH SOLE  36780
Schlumberger Ltd     COM 806857108 13175   122640 SH SOLE 116740  5900
Southwestern Energy CCOM 845467109 27635   580440 SH SOLE 547440 33000
Superior Well ServiceCOM 86837X105   671    21145 SH SOLE  21145
Symantec Corp        COM 871503108   691    35700 SH SOLE  35700
Tesco Corporation    COM 88157k101   735    23000 SH SOLE  23000
The Mosaic Company   COM 61945a107  1862    12870 SH SOLE  11570  1300
Transocean Inc       COM G90078109  1290     8464 SH SOLE   8464
UltraShort QQQ ProShaCOM 74347r875   525    11700 SH SOLE  11700
UltraShort S&P500 ProCOM 74347R883   520     7800 SH SOLE   7800
United Healthcare CorCOM 91324P102   331    12600 SH SOLE  12600
United Technologies CCOM 913017109   802    13000 SH SOLE  13000
Vimpel CommunicationsCOM 68370R109  2734    92100 SH SOLE  63600 28500
WR Berkley Corp      COM 084423102   720    29800 SH SOLE  29800
Weatherford Int'l LtdCOM G95089101   573    11555 SH SOLE  11555
XTO Energy           COM 98385X106 19183   279998 SH SOLE 269333 10665
Infusystems Warrants     45685k110    19    75000 SH SOLE  75000
               </SEC-DOCUMENT>